FEDERATED MUNICIPAL SECURITIES FUND, INC.

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                                  May 30, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED MUNICIPAL SECURITIES FUND, INC.
         1933 Act File No. 2-57181
         1940 ACT FILE NO. 811-2677

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Fund hereby certifies that the definitive form of prospectus and statement of additional information dated May 31, 2000, that would have been filed under Rule 497(c), does not differ from the form of prospectus and statement of additional information contained in the most recent registration statement for the Fund. This registration statement was electronically filed under Rule 485 (b) as Post-effective amendment No. 55 on May 26, 2000.

     If you have any questions regarding this  certification,  please call me at
(412) 288-7404.

                                          Very truly yours,



                                          /s/ Leslie K. Ross
                                          Leslie K. Ross
                                          Assistant Secretary